Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 18,707	$ 15,056	$ 10,286
Increases in tax positions taken in current year	6,890	5,937	6,647
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(4,942)	(2,286)	(1,877)
Balance, end of year	$ 20,655	$ 18,707	$ 15,056